Long-term debt and other financial liabilities	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities

7.       Long-term debt and other financial liabilities

Long-term debt

Facility	June 30, 2023	December 31, 2022
Loans	$1,382,619	$1,417,341
Less: Deferred finance costs, net	(7,943)	(7,354)
Total long-term debt	1,374,676	1,409,987
Less: Current portion of debt	(162,448)	(194,353)
Add: Deferred finance costs, current portion	2,495	2,272
Long-term debt, net of current portion and deferred finance costs	$1,214,723	$1,217,906

Loan balances outstanding at June 30, 2023, amounted to $1,382,619. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between May 2024 and December 2031. Interest rates on the outstanding loans as of June 30, 2023, are based on SOFR plus a spread, except for eight loan agreements based on LIBOR plus a spread.

On January 20, 2023, the Company signed a new five-year loan agreement amounting to $85,000 relating to the refinancing of the LNG carrier, Neo Energy, the handysize Andromeda and the suezmax tanker Decathlon. On January 30, 2023, the Company drew down the amount of $72,274 and prepaid the amount of $42,085 and repaid the amount of $24,000 on the same date. The new loan is repayable in ten semi-annual installments of $6,547.2, commencing six months after the first drawdown date, plus a balloon of $6,802 payable together with the last installment.

Upon sale of its six handymax vessels, Afrodite, Ajax, Apollon, Ariadne, Aris and Artemis, during the first quarter of 2023, the Company prepaid the amount of $41,750 to the lender.

On February 17, 2023, the Company prepaid the amount of $6,815 to the lender due to sale of its handysize vessels, Arion and Amphitrite.

On March 29, 2023, the Company signed a new five-year loan agreement amounting to $72,150 relating to the refinancing of the aframax tankers, Sola TS and Oslo TS. On March 31, 2023, the Company drew down the amount of $72,150 and on March 31, 2023, and on April 3, 2023, prepaid the amounts of $25,973 and $25,650, respectively. The new loan is repayable in ten semi-annual installments of $3,006, commencing six months after the drawdown date, plus a balloon of $42,090 payable together with the last installment.

On March 31, 2023, the Company signed a new five-year loan agreement amounting to $70,000 relating to the refinancing of the aframax tankers, Marathon TS and Stavanger TS. On April 20, 2023, the Company drew down the amount of $70,000 and prepaid the amount of $63,364. The new loan is repayable in ten semi-annual installments of $2,850, commencing six months after the drawdown date, plus a balloon of $41,500 payable together with the last installment.

On June 6, 2023, the Company signed a new five-year loan agreement amounting to $49,000 relating to the refinancing of the aframax tankers, Asahi Princess and Parthenon TS. On June 14, 2023, the Company drew down the amount of $49,000 and prepaid the amount of $35,596. The new loan is repayable in ten semi-annual installments of $3,062.5, commencing six months after the drawdown date, plus a balloon of $18,375 payable together with the last installment.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans, falling under the scope of debt extinguishments (Note 8).

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2023	6.65%	Six months ended June 30, 2023	6.54%
Three months ended June 30, 2022	2.75%	Six months ended June 30, 2022	2.44%

The term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $209,843 at June 30, 2023 and $156,837 at December 31, 2022, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted. One loan agreement requires a monthly pro rata transfer to retention account of any principal due, but unpaid.

As of June 30, 2023, the Company and its wholly and majority owned subsidiaries had twenty-nine loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,382,619. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2023. The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after June 30, 2023, are as follows:

Period/ Year	Amount
July to December 2023	$78,141
2024	180,777
2025	215,816
2026	224,628
2027	354,731
2028 and thereafter	328,526
$1,382,619

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Other financial liabilities	$165,577	$170,241
Less: Deferred finance costs, net	(2,167)	(2,351)
Total other financial liabilities	163,410	167,890
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	351	363
Other financial liabilities, net of current portion and deferred finance costs	$154,433	$158,925

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. On January 12, 2022, the Company took delivery of the LNG carrier Tenergy and chartered it back on a bareboat basis, having a purchase obligation at the end of the tenth anniversary, as well as options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as other financial liabilities. The financing arrangement is repayable in forty quarterly installments of $2,332, commencing three months after the drawdown date, plus a put option of $83,955 payable together with the last installment. The agreement has no covenants.

The annual principal payments of Other financial liabilities required to be made after June 30, 2023, are as follows:

Period/ Year	Amount
July to December 2023	$4,665
2024	9,328
2025	9,328
2026	9,328
2027	9,328
2028 and thereafter	123,600
$165,577